DESCRIPTION OF BUSINESS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Accumulated losses	$ 100,452	$ 83,456
Net loss	$ 19,263
Cust2Mate Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership interest in associate	96.58%